BALANCE SHEET COMPONENTS - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Common stock issued for services	$ 692,792
Prepaid insurance	159,672	$ 123,959	$ 61,342
Other prepaid assets	1,379,726	28,521	94,653
Other current assets	2,090,690	10,269	260
Total prepaid expenses and other current assets	$ 4,322,880	$ 162,749	$ 156,255